Expenses by nature	6 Months Ended
Jun. 30, 2025
Expenses by nature
Expenses by nature

4Expenses by nature

Included within administrative expenses, research and development expenses, and related party administrative expenses are the following expenses.

	3 months ended June 30,		6 months ended June 30,
	2025	2024	2025	2024
	£ 000	£ 000	£ 000	£ 000
Research and development staff costs (excluding share-based payment expenses)	8,336	6,844	15,324	12,680
Research and development consultancy	1,202	4,256	3,134	7,395
Research and development components, parts and tooling	2,036	6,867	4,333	11,876
Total research and development expenses	11,574	17,967	22,791	31,951
Administrative staff costs (excluding share-based payment expenses)	3,195	2,331	6,050	4,687
Share based payment expenses (note 5)	2,063	2,856	3,207	4,785
Consultancy costs	1,025	544	1,641	1,173
Legal and financial advisory costs	1,063	717	1,781	1,771
HR advisory and recruitment costs	627	229	822	349
IT hardware and software costs	1,906	1,819	3,767	3,407
Insurance expenses	592	33	1,178	152
Marketing costs	433	696	585	774
Premises expenses	414	566	902	1,144
Depreciation expense	252	289	466	558
Amortization expense	51	263	107	536
Depreciation on right of use property assets	202	157	360	326
Other administrative expenses	789	743	1,235	1,048
Total administrative costs	12,612	11,243	22,101	20,710
Related party administrative expenses	57	21	151	42
Total administrative and research and development expenses	24,243	29,231	45,043	52,703

Staff costs relate primarily to salary and related expenses, including social security and pension contributions, but excluding share-based payments. Please see note 5 for further details.